Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 97.5%
Communication Services 2.4%
Diversified Telecommunication Services 0.9%
Liberty Latin America Ltd. "A"*	83,215	679,034
Media 1.5%
Interpublic Group of Companies, Inc.	39,760	1,139,522
Consumer Discretionary 11.4%
Automobile Components 2.4%
American Axle & Manufacturing Holdings, Inc.*	63,862	463,638
Lear Corp.	9,816	1,317,307
		1,780,945
Automobiles 0.5%
Winnebago Industries, Inc.	6,930	411,989
Diversified Consumer Services 1.4%
WW International, Inc.*	97,318	1,077,310
Hotels, Restaurants & Leisure 2.0%
International Game Technology PLC	19,871	602,489
Mondee Holdings, Inc.*	42,840	152,939
Wynn Resorts Ltd.	7,904	730,408
		1,485,836
Household Durables 2.7%
Mohawk Industries, Inc.*	3,523	302,309
PulteGroup, Inc.	23,182	1,716,627
		2,018,936
Specialty Retail 1.4%
Foot Locker, Inc.	10,718	185,957
RH*	3,239	856,262
		1,042,219
Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	10,018	742,334
Consumer Staples 2.7%
Consumer Staples Distribution & Retail 0.5%
Performance Food Group Co.*	6,533	384,532
Food Products 1.7%
B&G Foods, Inc. (a)	38,062	376,433
Cal-Maine Foods, Inc.	6,988	338,359
Darling Ingredients, Inc.*	10,608	553,738
		1,268,530
Household Products 0.5%
Central Garden & Pet Co.*	7,995	352,899

Energy 6.1%
Energy Equipment & Services 1.4%
Helmerich & Payne, Inc.	9,786	412,577
Nabors Industries Ltd.*	2,550	314,007
Patterson-UTI Energy, Inc.	24,307	336,409
		1,062,993
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp.	3,505	591,013
Devon Energy Corp.	6,515	310,766
Earthstone Energy, Inc. "A"*	26,956	545,589
HF Sinclair Corp.	12,253	697,563
Kinetik Holdings, Inc.	12,422	419,243
Range Resources Corp.	10,248	332,138
Targa Resources Corp.	6,942	595,068
		3,491,380
Financials 21.7%
Banks 9.9%
Associated Banc-Corp.	50,702	867,511
BankUnited, Inc.	15,271	346,652
Columbia Banking System, Inc.	13,657	277,237
Eagle Bancorp., Inc.	21,907	469,905
Eastern Bankshares, Inc.	61,996	777,430
First BanCorp.	73,164	984,787
First Financial Corp.	10,968	370,828
First Horizon Corp.	29,685	327,129
Fulton Financial Corp.	21,539	260,837
Hancock Whitney Corp.	23,244	859,796
Hilltop Holdings, Inc.	15,601	442,444
Simmons First National Corp. "A"	30,569	518,450
UMB Financial Corp.	14,217	882,165
		7,385,171
Capital Markets 1.7%
Evercore, Inc. "A"	3,114	429,358
Invesco Ltd.	23,343	338,941
Robinhood Markets, Inc. "A"*	47,820	469,114
		1,237,413
Consumer Finance 0.9%
Credit Acceptance Corp.*	1,410	648,769
Financial Services 2.9%
A-Mark Precious Metals, Inc.	19,638	575,983
AvidXchange Holdings, Inc.*	71,323	676,142
Voya Financial, Inc.	14,340	952,893
		2,205,018
Insurance 5.4%
Assurant, Inc.	9,089	1,304,999
Brown & Brown, Inc.	18,836	1,315,506
Everest Group Ltd.	3,840	1,427,213
		4,047,718
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Rithm Capital Corp.	74,134	688,705

Health Care 7.5%
Biotechnology 2.1%
EQRx, Inc.*	215,447	478,292
Kiniksa Pharmaceuticals Ltd. "A"*	17,369	301,699
Sana Biotechnology, Inc.* (a)	76,915	297,661
Twist Bioscience Corp.*	22,683	459,558
		1,537,210
Health Care Equipment & Supplies 0.6%
Merit Medical Systems, Inc.*	6,876	474,582
Health Care Providers & Services 3.3%
Chemed Corp.	1,231	639,751
Molina Healthcare, Inc.*	1,292	423,634
NeoGenomics, Inc.*	35,864	441,127
Owens & Minor, Inc.*	60,723	981,283
		2,485,795
Pharmaceuticals 1.5%
Jazz Pharmaceuticals PLC*	5,726	741,173
Ligand Pharmaceuticals, Inc.*	6,006	359,880
		1,101,053
Industrials 18.9%
Aerospace & Defense 2.1%
Huntington Ingalls Industries, Inc.	7,735	1,582,426
Air Freight & Logistics 0.4%
GXO Logistics, Inc.*	5,515	323,455
Building Products 3.9%
Carlisle Companies, Inc.	6,936	1,798,227
Owens Corning	8,057	1,099,056
		2,897,283
Construction & Engineering 1.1%
API Group Corp.*	17,486	453,412
MasTec, Inc.*	5,526	397,706
		851,118
Electrical Equipment 3.7%
Encore Wire Corp.	6,753	1,232,152
EnerSys	15,947	1,509,703
		2,741,855
Ground Transportation 1.0%
Knight-Swift Transportation Holdings, Inc.	7,574	379,836
RXO, Inc.*	18,131	357,725
		737,561
Machinery 3.0%
Hillenbrand, Inc.	37,312	1,578,671
The Manitowoc Co., Inc.*	42,427	638,526
		2,217,197
Professional Services 2.3%
Jacobs Solutions, Inc.	10,424	1,422,876
TrueBlue, Inc.*	21,709	318,471
		1,741,347

Trading Companies & Distributors 1.4%
NOW, Inc.*	88,894	1,055,172
Information Technology 7.6%
Communications Equipment 0.5%
Ciena Corp.*	7,945	375,481
Electronic Equipment, Instruments & Components 3.4%
Avnet, Inc.	33,437	1,611,329
Itron, Inc.*	9,376	567,998
TD SYNNEX Corp.	3,829	382,364
		2,561,691
Semiconductors & Semiconductor Equipment 1.9%
Cirrus Logic, Inc.*	11,969	885,227
Photronics, Inc.*	26,946	544,579
		1,429,806
Software 1.8%
Adeia, Inc.	33,819	361,187
NCR Corp.*	12,880	347,373
Verint Systems, Inc.*	26,229	603,005
		1,311,565
Materials 6.4%
Chemicals 1.5%
Avient Corp.	7,871	278,004
Chemours Co.	20,651	579,260
Sensient Technologies Corp.	3,558	208,072
		1,065,336
Containers & Packaging 1.0%
Graphic Packaging Holding Co.	33,885	754,958
Metals & Mining 3.9%
Cleveland-Cliffs, Inc.*	22,180	346,673
Commercial Metals Co.	3,564	176,097
Reliance Steel & Aluminum Co.	709	185,921
Steel Dynamics, Inc.	19,104	2,048,331
Worthington Industries, Inc.	2,824	174,580
		2,931,602
Real Estate 9.0%
Diversified REITs 1.0%
Global Net Lease, Inc.	78,649	755,817
Industrial REITs 2.9%
LXP Industrial Trust	55,263	491,840
Prologis, Inc.	4,142	464,774
STAG Industrial, Inc.	34,180	1,179,552
		2,136,166
Office REITs 0.7%
Highwoods Properties, Inc.	27,146	559,479
Real Estate Management & Development 0.6%
Kennedy-Wilson Holdings, Inc.	28,877	425,647

Residential REITs 0.9%
BRT Apartments Corp.	38,543	665,638
Retail REITs 0.6%
SITE Centers Corp.	38,592	475,839
Specialized REITs 2.3%
Gaming and Leisure Properties, Inc.	32,113	1,462,747
Safehold, Inc.	14,037	249,859
		1,712,606
Utilities 3.8%
Electric Utilities 2.7%
IDACORP, Inc.	15,434	1,445,394
Otter Tail Corp.	8,068	612,523
		2,057,917
Gas Utilities 1.1%
Northwest Natural Holding Co.	9,452	360,688
UGI Corp.	20,014	460,322
		821,010
Total Common Stocks (Cost $65,881,439)		72,937,865

Other Investments 0.0%
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc. (Escrow Shares)* (b) (Cost $0)	3,095	0

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (c) (d) (Cost $496,500)	496,500	496,500

Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $2,003,861)	2,003,861	2,003,861

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,381,800)	100.8	75,438,226
Other Assets and Liabilities, Net	(0.8)	(619,933)
Net Assets	100.0	74,818,293
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (c) (d)
2,566,790	—	2,070,290 (e)	—	—	21,367	—	496,500	496,500
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 5.36% (c)
—	9,352,057	7,348,196	—	—	29,640	—	2,003,861	2,003,861
2,566,790	9,352,057	9,418,486	—	—	51,007	—	2,500,361	2,500,361

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $467,711, which is 0.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$72,937,865	$—	$—	$72,937,865
Other Investments	—	—	0	0
Short-Term Investments (a)	2,500,361	—	—	2,500,361
Total	$75,438,226	$—	$0	$75,438,226

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH3
R-080548-2 (1/25)